Transactions and Balances with Related Parties (Details) - Schedule of Compensation to Directors - Key Management Non Personnel of Entity or Parent [Member] € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Schedule of Compensation to Directors [Line Items]
Total compensation to directors not employed by the Company, Number of people	4	4	4
Total compensation to directors not employed by the Company, Amount	€ 80	€ 90	€ 72
Share-based payments, Number of people	4	4	4
Share-based payments, Amount	€ 28	€ 36	€ 10